FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number: 811-01528

Bruce Fund, Inc.

(Exact name of registrant as specified in charter)

20 North Wacker Drive, Suite 2414, Chicago, IL 60606

(Address of principal executive offices) (Zip Code)

Robert B. Bruce 20 N. Wacker Drive, Suite 2414, Chicago, IL 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: 312-236-9160

Date of fiscal year end: 30-Jun

Date of reporting period: 7/1/04-6/30/05

Ticker	Cusip	Name	Shareholder Meeting Date	Description of the Matter Voted On	Matter Proposed By: Management (M) Shareholders (S)	Vote: Yes (Y) or No (N)	Vote: For, Against, or Abstain
SOLI	83422R106	Solitario Resources Corporation	06/23/05	Election of Directors	M	Yes	For
				Ratification of Appointment of Independent Registered Public Accountant	M	Yes	For
HGRD	42218Q102	Health Grades, Inc.	06/22/05	Election of Directors	M	Yes	For
ASGRE	02364L109	America Service Group, Inc.	06/15/05	Election of Directors	M	Yes	For
ICGE	46059C205	Internet Capital Group, Inc.	06/10/05	Election of Directors	M	Yes	For
				Ratification of Appointment of Independent Registered Public Accountant	M	Yes	For
				Approval of the 2005 Omnibus Equity Compensation Plan	M	Yes	Against
				Approval to issue more than 20% of the company's outstanding common stock upon conversion of the notes as payment for interest under the notes.	M	Yes	Against
RGX	75040K109	Radiologix, Inc.	06/02/05	Election of Directors	M	Yes	For
				Ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for 2005.	M	Yes	For
IBAS	450732102	Ibasis, Inc.	05/26/05	Election of Directors	M	Yes	For
				Proposal to amend 1997 stock incentive plan	M	Yes	For
				Proposal to ratify and appoint Delotte & Touche LLP as Independent Auditors	M	Yes	For
ELN	284131208	Elan Corporation, PLC	05/26/05	To receive and consider the financial statements for the year ended December 31, 2004 together with the reports of the directors and auditors thereon.	M	Yes	For
				To re-elect Dr. Alan Gillespie who retires from the Board by rotation as a director of the company.	M	Yes	For
				To re-elect Ms. Ann Maynard Gary who retires from the Board by rotation as a director of the company.	M	Yes	For
				To re-elect Mr. Kieran McGowan who retires from the Board by rotation as a director of the company.	M	Yes	For
				To authorise the directors to fix the remuneration of the auditors.	M	Yes	For
				To authorise the directors to issue securities.	M	Yes	For
				To authorise the disapplication of pre-emption rights on the allotment of up to 40 million shares for cash.	M	Yes	For
				To authorise the company to make market purchases of own shares.	M	Yes	For
				To set the re-issue price range for treasury shares.	M	Yes	For
RPRN	76026W208	Raptron Electronics, Inc.	05/26/05	Election of Directors	M	Yes	For
QLTI	746927102	QLT, Inc.	05/25/05	Election of Directors	M	Yes	For
				To appoint Deloitte & Touche LLP as independent auditors and to authorise the directors to fix the remuneration	M	Yes	For
				To fix the number of directors for the ensuing year at ten	M	Yes	For
				To confirm and approve the shareholder rights plan agreement, as amended and restated, between QLT and computershare trust company of Canada, as rights agent.	M	Yes	For
				To remove the application of the pre-existing company provisions under the new business corporations act (British Columbia).	M	Yes	For
				To delete a series A, B, C, and D first preference shares from the notice of articles and delete the rights and restrictions attached to the series A, B, C, and D first preference shares.	M	Yes	For
				To approve the deletion and cancellation of the existing articles of QLT and the adoption of new articles of QLT.	M	Yes	For
				To (A) amend the new articles to reduce the level of approval required from 3/4 to 2/3 for both (i) special resolutions and (II) separate special resolutions of A class or series and (B) amend the existing special rights and restrictions attaching to the first preference shares to reduce the level of approval for special resolutions from 3/4 to 2/3.	M	Yes	Against

ONEI	682505102	Oneida, LTD.	05/25/05	Election of Directors	M	Yes	For
				Proposal to approve the amendment to the Oneida LTD certificate of incorporation to reduce the minimum required size of the Board of Directors from nine to five directors.	M	Yes	For
				Proposal to approve the amendment to the Oneida LTD certificate of incorporation to increase to 100,000,000 the number of authorized shares of common stock.	M	Yes	For
				Proposal to approve the amendment to the Oneida LTD certificate of incorporation to increase to 10,000,000 the number of authorized shares of series preferred.	M	Yes	For
ARGN	03070L300	Amerigon Inc.	05/19/05	Election of Directors	M	Yes	For
				Proposal to change Amerigon Incorporated's state of incorporation from California to Michigan by merger into a wholly owned subsidiary	M	Yes	For
				Proposal to amend Amerigon Incorporated's amended and restated 1997 stock incentive plan to (A) increase options automatically granted to non-employee directors upon initial			
				election to the Board and each year thereafter, and (B) eliminate the limitation on shares that may be delivered pursuant to options granted that qualify as incentive stock options.	M	Yes	For
TWI	88830M102	Titan International, Inc.	05/19/05	Election of Directors	M	Yes	For
				Approval of the Titan International Inc. 2005 equity incentive plan.	M	Yes	For
				Ratification of independent registered public accounting firm to ratify the selection of Pricewaterhousecoopers LLP as the independent registered public accounting firm for 2005.	M	Yes	For
SEPR	817315104	Sepracor Inc.	05/19/05	Election of Directors	M	Yes	For
				To approve an amendment to our 2000 stock incentive plan increasing from 8,000,000 to 9,500,000 the number of shares of our common stock reserved for issuance under the 2000 plan.	M	Yes	For
				To ratify the selection of Pricewaterhousecoopers LLP as our independent registered public accounting firm for the current fiscal year.	M	Yes	For
SERO	817523103	Serologicals Corp.	05/11/05	Election of Directors	M	Yes	For
				To approve the 2005 incentive plan	M	Yes	For
				To amend the amended and restated certificate of incorporation of the corporation to increase the number of authorized shares of common stock from 50,000,000 to 115,000,000.	M	Yes	For
				To ratify the appointment of independent auditors for the fiscal year ended January 1, 2006.	M	Yes	For
DAR	237266101	Darling International, Inc.	05/11/05	Election of Directors	M	Yes	For
				Approval of 2004 Omnibus Incentive Plan	M	Yes	For
ABSSF	00927V200	Airboss of America Corp.	05/04/05	Election of Directors	M	Yes	For
				In respect to the appointment of KPMG LLP, Chartered Accountants, as auditors of the Company and the authorization of the directors to fix their remuneration as described in the Management Information Circular dated March 21, 2005.	M	Yes	For
				In respect to the resolution authorizing the amendment to the stock option plan of the Company.	M	Yes	For
PBIZ	74267D203	Private Business, Inc.	05/04/05	Election of Directors	M	Yes	For
				In their discretion, on such other matters as may properly come before the meeting.	M	Yes	For
RLI	749607107	RLI Corp.	05/05/05	Election of Directors	M	Yes	For
				Approval of RLI Corp. omnibus stock plan	M	Yes	For
				Ratify the appointment of KPMG LLP as the company's independent registered public accounting firm.	M	Yes	For
DRTK	26658Q102	Duratek, Inc.	05/05/05	Election of Directors	M	Yes	For

PFE	717081103	Pfizer, Inc.	04/28/05	Election of Directors	M	Yes	For
				A proposal to ratify the appointment of KPMG LLP as independent registered public accounting firm for 2005.	M	Yes	For
				Shareholder proposal relating to term limits for directors	Shareholders	No	Against
				Shareholder proposal requesting a report on increasing access to pfizer products	Shareholders	No	Against
				Shareholder proposal relating to importation of prescription drugs.	Shareholders	No	Against
				Shareholder proposal relating to political contributions	Shareholders	No	For
				Shareholder proposal relating to product availability in Canada.	Shareholders	No	Against
				Shareholder proposal relating to the separation of the roles of chair and CEO and access to pharmaceutical products.	Shareholders	No	Against
MRK	589331107	Merck & Co., Inc.	04/26/05	Election of Directors	M	Yes	For
				Ratification of the appointment of the Company's Independent Registered Public Accounting Firm for 2005	M	Yes	For
				Stockholder proposal concerning stock option awards	Shareholders	No	For
				Stockholder proposal concerning subjecting non-deductible executive compensation to shareholder vote.	Shareholders	No	Against
				Stockholder proposal concerning elimination of animal-based test methods	Shareholders	No	Against
				Stockholder proposal concerning separating the roles of Board Chair and CEO	Shareholders	No	Abstain
				Stockholder proposal concerning availability of company products and Canadian wholesalers.	Shareholders	No	Against
				Stockholder proposal concerning us of shareholder resources for political purposes.	Shareholders	No	For
				Stockholder proposal concerning a report related to the Global HIV/AIDS-TB-Malaria Pandemics	Shareholders	No	For
ASLC	04543M107	Assisted Living Concepts, Inc.	01/31/05	To approve and adopt the plan of merger and acquisition agreement, dated as of November 4, 2004, by and among assisted living concepts, Inc., Alpha Acquisition, Inc. and Extendicare Health Services, Inc. and to approve the merger contemplated thereby.	M	Yes	For
				To grant authority to the proxyholders to vote in their sole discretion with respect to the approval of any proposal to postpone or adjourn the special meeting of stockholders to a			
				later date for a reasonable business purpose, including to solicit additional proxies in favor of proposal 1 if there are insufficient votes for approval of proposal 1.	M	Yes	For
GAN	363127101	Gainsco, Inc.	01/18/05	The GMSP exchange agreement proposal	M	Yes	For
				The stallings investment agreement proposal	M	Yes	For
				The REIS investment agreement proposal	M	Yes	For
				The Stallings employment agreement proposal	M	Yes	For
				The REIS employment agreement proposal	M	Yes	For
				The Anderson amendment proposal	M	Yes	For
				The adjournments proposal	M	Yes	For
ARD	040049108	Arena Resources, Inc.	12/21/04	Election of Directors	M	Yes	For
				Amendment of stock option plan: to amend the stock option plan to increase the number of shares of common stock subject to the plan from 1,000,000 to 1,500,000, and to provide			
				the administrators of the plan the discretion to accelerate the vesting of outstanding stock options.	M	Yes	For
DANKY	236277109	Danka Business Systems PLC	12/07/04	Re-Election of Directors	M	Yes	For
				To Re-appoint the auditors and authorize the Board of Directors or a duly appointed committee thereof, to fix their remuneration.	M	Yes	For
				To authorize the Board of Directors to allot equity securities	M	Yes	For
				To empower the Board of Directors to allot equity securities, subject to certain limitations, without providing certain pre-emptive rights	M	Yes	For
				To authorize the Board of Directors to allot equity securities relating to our convertible participating shares.	M	Yes	For
				To empower the Board of Directors to allot equity securities, subject to certain limitations, without providing certain pre-emptive rights relating to our convertible participating shares.	M	Yes	For
				To approve the directors' remuneration report for the year ended 31st March, 2004.	M	Yes	For